DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Schedule of Detailed Information of Deposits and Obligations	This item consists of the following:

	2025	2024
	S/(000)	S/(000)

Saving deposits	67,811,945	59,757,825
Demand deposits	57,051,970	52,590,952
Time deposits (c)	40,362,433	44,116,438
Severance indemnity deposits	3,192,564	2,996,020
Bank’s negotiable certificates	981,822	1,101,347
Total	169,400,734	160,562,582
Interest payable	1,000,899	1,279,484
Total	170,401,633	161,842,066

Schedule of Detailed Information of Non-interest Bearing and Interest-bearing Deposits and Obligations	The amounts of non-interest-bearing and interest-bearing deposits and obligations without consider accrued interest are presented below:

	2025	2024
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	46,864,322	42,057,905
In other countries	5,352,964	5,102,286
	52,217,286	47,160,191

Interest-bearing -
In Peru	110,071,732	104,085,586
In other countries	7,111,716	9,316,805
	117,183,448	113,402,391
Total	169,400,734	160,562,582

Schedule of Detailed Information of Balances of time Deposits by Maturity	The balance of time deposits classified by maturity is as follows:

	2025	2024
	S/(000)	S/(000)

Up to 3 months	27,618,567	27,772,950
From 3 months to 1 year	8,525,964	10,886,485
From 1 to 3 years	1,398,094	1,754,547
From 3 to 5 years	590,673	478,235
More than 5 years	2,229,135	3,224,221
Total	40,362,433	44,116,438